Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 879,158	$ 831,371
Short-term interest-bearing investments	239,019	342,099
Accounts receivable, net	687,223	565,853
Deferred income taxes and taxes receivable	109,282	112,656
Prepaid expenses and other current assets	126,388	127,341
Total current assets	2,041,070	1,979,320
Equipment and leasehold improvements, net	277,907	258,402
Deferred income taxes	127,266	123,171
Goodwill	1,741,786	1,739,732
Intangible assets, net	141,278	193,422
Other noncurrent assets	315,916	342,525
Total assets	4,645,223	4,636,572
Current liabilities:
Accounts payable	167,630	126,977
Accrued expenses and other current liabilities	306,892	255,212
Accrued personnel costs	216,301	212,414
Short-term financing arrangements	200,000	250,000
Deferred revenue	145,184	151,423
Deferred income taxes and taxes payable	29,551	15,180
Total current liabilities	1,065,558	1,011,206
Deferred income taxes and taxes payable	301,795	310,045
Other noncurrent liabilities	244,668	292,020
Total liabilities	1,612,021	1,613,271
Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; GBP 0.01 par value; 0 shares issued and outstanding
Ordinary Shares - Authorized 700,000 shares; GBP 0.01 par value; 251,690 and 247,640 issued and 162,454 and 174,692 outstanding, in 2012 and 2011, respectively	4,077	4,013
Additional paid-in capital	2,625,250	2,495,211
Treasury stock, at cost - 89,236 and 72,948 ordinary shares in 2012 and 2011, respectively	(2,418,010)	(1,933,402)
Accumulated other comprehensive (loss) income	(25,501)	(19,656)
Retained earnings	2,847,386	2,477,135
Total shareholders' equity	3,033,202	3,023,301
Total liabilities and shareholders' equity	$ 4,645,223	$ 4,636,572